INVESCO VARIABLE INVESTMENT FUNDS, INC.
                         INVESCO VIF - Core Equity Fund

                  Supplement dated June 12, 2003 to Prospectus
                              dated April 30, 2003


Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to (i) delete the second paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and A I M Advisors, Inc. ("AIM Advisors").

MICHAEL HEYMAN has been responsible for INVESCO VIF - Core Equity Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group and is a portfolio manager of the Fund. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.

SEAN D. KATOF, a vice president of INVESCO, is a portfolio manager of the Fund. Sean joined INVESCO in 1994. He is a CFA charterholder. Sean holds an M.S. in Finance and a B.S. in Business Administration from the University of Colorado.

MARK LATTIS has been responsible for INVESCO VIF - Core Equity Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group and is a portfolio manager of the Fund. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President.

JEFFREY G. MORRIS, a vice president of INVESCO, is a portfolio manager of the Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                            INVESCO VIF - Growth Fund

                  Supplement dated June 12, 2003 to Prospectus
                              dated April 30, 2003


Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to (i) delete the paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and A I M Advisors, Inc. ("AIM Advisors").

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund's portfolio holdings:

GEOFFREY V. KEELING, Senior Portfolio Manager, has been responsible for INVESCO VIF - Growth Fund since July 1, 2003. He has been associated with AIM Advisors and/or its affiliates since 1995.

ROBERT L. SHOSS, Senior Portfolio Manager,  has been responsible for INVESCO VIF
- Growth Fund since July 1, 2003. He has associated with AIM Advisors and/or its affiliates since 1995.

They are  assisted  by the  Large  Cap  Growth  Team.  More  information  on the
management     team    may    be    found    on    the     advisor's     website
(http://www.invescofunds.com).

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                          INVESCO VIF - High Yield Fund

                  Supplement dated June 12, 2003 to Prospectus
                              dated April 30, 2003


Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to (i) delete the paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and A I M Advisors, Inc. ("AIM Advisors").

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund's portfolio holdings:

PETER EHRET, Senior Portfolio Manager, has been responsible for INVESCO VIF - High Yield Fund since July 1, 2003. He has been associated with AIM Advisors and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

CAROLYN L. GIBBS, Senior Portfolio Manager, has been responsible for INVESCO VIF
- High Yield Fund since July 1, 2003. She has been associated with AIM Advisors and/or its affiliates since 1992.

They are  assisted  by the High Yield  Taxable  Team.  More  information  on the
management     team    may    be    found    on    the     advisor's     website
(http://www.invescofunds.com).

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                   INVESCO VIF - Real Estate Opportunity Fund

                            Supplement to Prospectus
                              dated April 30, 2003


Effective  July 1, 2003,  the  section  of the  Prospectus  entitled  "Portfolio
Managers" is amended to (i) delete the first and second paragraphs and (ii) substitute the following in their place:

Effective July 1, 2003, the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and INVESCO Institutional (N.A.) Inc. (the "subadvisor").

JOE V. RODRIGUEZ, JR., (lead manager), Portfolio Manager, has been responsible for INVESCO VIF - Real Estate Opportunity Fund since July 1, 2003. He has been associated with the subadvisor and/or its affiliates since 1990.

MARK BLACKBURN, Portfolio Manager, has been responsible for INVESCO VIF - Real Estate Opportunity Fund since July 1, 2003. He has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

JAMES W. TROWBRIDGE, Portfolio Manager, has been responsible for INVESCO VIF - Real Estate Opportunity Fund since July 1, 2003. He has been associated with the subadvisor and/or its affiliates since 1989.

They are assisted by the Real Estate Team. More information on the management team may be found on the advisor's website (http://www.invescofunds.com).

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Telecommunications Fund

                  Supplement dated June 12, 2003 to Prospectus
                              dated April 30, 2003


Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to (i) delete the second paragraph and (ii) substitute the following in its place:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                         INVESCO VIF - Total Return Fund

                  Supplement dated June 12, 2003 to Prospectus
                              dated April 30, 2003


Effective  July 1, 2003,  the  section  of the  Prospectus  entitled  "Portfolio
Managers" is amended to (i) delete the second and third paragraphs and (ii) substitute the following in their place:

Effective July 1, 2003, the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and A I M Advisors, Inc. ("AIM Advisors").

KEN BOWLING has been responsible for INVESCO VIF - Total Return Fund since July 1, 2003. He has been with the INVESCO Fixed Income division since 1993 and is a portfolio manager of the Fund. Ken earned a Bachelor of Science degree in Mechanical Engineering and a Masters in Engineering from the University of Louisville. Before joining INVESCO, he was a Lead Engineer with General Electric, and a Project Engineer with General Motors prior to that.

MICHAEL HEYMAN has been responsible for INVESCO VIF - Total Return Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group and is portfolio manager of the Fund. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.

RICHARD KING has been responsible for INVESCO VIF - Total Return Fund since July 1, 2003. He joined INVESCO's Fixed Income Investment Management Team in 2000, bringing 16 years of fixed income portfolio management experience. Prior to INVESCO, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.

STEVE JOHNSON has been responsible for INVESCO VIF - Total Return Fund since July 1, 2003. He joined INVESCO in May of 1991. As Chief Investment Officer of INVESCO Fixed Income, he is responsible for all phases of the fixed income investment process. Steve began his investment career in 1986 with American General Corporation in Houston, Texas as a fixed income trader.

MARK LATTIS has been responsible for INVESCO VIF - Total Return Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group and is a portfolio manager of the Fund. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President.